UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549
                                         FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2





1.    Name and address of issuer:
      		IndexIQ ETF Trust
      		800 Westchester avenue, Suite N611
      		Rye Broook, NY10573


2.   The name of each series or class of
 securities for which this Form is filed
     (If the Form is being filed for all series
and classes of securities of the
     issuer	 check the box but do not list
series or classes): |x|





3.   Investment Company Act File Number:

                   811- 22227

          Securities Act File Number:
                   333- 152915



4(a). Last day of fiscal year for which
 this Form is filed:

                	April 30, 2009



4(b). |_| Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the
 issuers fiscal year). (See
          Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE
 INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.



4(c).  |_|  Check box if this is the last time the
 issuer will be filing this
          Form.

5.   Calculation of registration fee:


     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f): $12,632,455

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:      $ (1,257,277)

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:                  $	0

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:      $  (1,257,277)


     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:   $	11,375,178



******************************************************
     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:      $	0

**************************************************

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):                      	0.0000558


     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter 0 if
            no fee is due):           = $  	634.73


6.   Prepaid Shares

     If the response to Item 5(i) was determined by
deducting an amount of
securities that were registered under the
Securities Act of 1933 pursuant
to rule 24e-2 as in effect before October 11, 1997
then report the amount of securities (number of shares
or other units) deducted here: 0. If there	 is a number of
 shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end
of the fiscal year for which this form is	filed that are
available for use by the issuer in future fiscal years then state that number here:


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                   + $         	0



8. Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                = $         	               634.73

9. Date the registration fee and any interest payment was sent to the
     Commissions lockbox depository:

               Method of Delivery:

                    |x|  Wire Transfer

                    |_|  Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                               /S/  David Fogel

                                     David Fogel
                           Principal Financial Officer

Date:    	                     July 01, 2009

  *Please print the name and title of the signing officer below the signature.